CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($)	Share capital	Contributed surplus	Deficit	Accumulated other comprehensive income	Total
Balance-beginning of period at Dec. 31, 2021	$ 1,517,029,000	$ 67,496,000	$ (1,189,610,000)	$ 1,776,000	$ 396,691,000
Shares issued for cash, net of issue costs	19,601,000
Other shares issued, net of issue costs	169,000
Share-based compensation expense		3,736,000			(3,736,000)
Share options exercised-cash	1,459,000				(1,459,000)
Share option exercises-transfer from contributed surplus	550,000	(550,000)
Share units exercised-transfer from contributed surplus	401,000	(401,000)
Foreign currency translation				6,000
Net income			14,354,000		14,354,000
Balance-end of period at Dec. 31, 2022	1,539,209,000	70,281,000	(1,175,256,000)	1,782,000	436,016,000
Shares issued for cash, net of issue costs	107,884,000
Other shares issued, net of issue costs	193,000
Share-based compensation expense		3,746,000			(3,746,000)
Share options exercised-cash	3,534,000				(3,534,000)
Share option exercises-transfer from contributed surplus	1,474,000	(1,474,000)
Share units exercised-transfer from contributed surplus	2,730,000	(2,730,000)
Foreign currency translation				36,000
Net income			90,375,000		90,375,000
Balance-end of period at Dec. 31, 2023	$ 1,655,024,000	$ 69,823,000	$ (1,084,881,000)	$ 1,818,000	$ 641,784,000